UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 002-29033

                      GREAT WEST VARIABLE ANNUITY ACCOUNT A
                           (Exact name of Registrant)

                               8515 E. Orchard Road
                    Greenwood Village, Colorado 80111-5002
         (Address of Depositor's principal executive offices)(Zip code)

                                BEVERLY A. BYRNE
                           Vice President and Counsel
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

          Registrant's telephone number, including area code: (303) 737-3817

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2003 - June 30, 2004

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

         A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





                                                                                   VAAA Proxy Voting Log
                                                                                     7/1/03 - 6/30/04

           Company            Ticker      CUSIP     Mtg Date          Issues                   Mgmt/Shldr   Vote Cast  Mgmt   Shares
                                                                                                                       Rcmd    Voted

     Dell Computer Corp        DELL    247025109   7/18/03 1.1 - 1.3 Vote on Directors:            M        FOR        FOR
                                                           Michael A. Miles; Alex J. Mandi;                                    5,600
                                                           Morton L. Topfer
                                                           2.0 Elimination of Classified Board     M        FOR        FOR
                                                           3.0 Change of Company Name to "Dell     M        FOR        FOR
                                      Inc."
                                                           4.0 Approval of Executive Annual        M        FOR        FOR
                                                           Incentive Bonus Plan

 Brinker International, Inc     EAT    109641100  11/13/03 1.1  - 1.11 Vote on Directors:          M        FOR        FOR
                                                           Ronald A. McDougall; Douglas H.                                     5,100
                                                           Brooks; Dan W. Cook, III; Robert M.
                                                           Gates; Marvin J. Girouard; Ronald
                                                           Kirk; George R. Mrkonic; Erle Nye;
                                                           james E. Oesterreicher; Cece Smith;
                                                           Roger T. Staubach
                                                           2.0 Ratification of appointment of      M        FOR        FOR
                                                           KPMG as auditors
                                                           3.0 Report on genetically               S      AGAINST    AGAINST
                                                           engineered ingredients in food
                                    products

      Johnson Controls          JCI    478366107   1/28/04 1.1 - 1.4 Vote on Directors: Robert     M        FOR        FOR
                                                           L. Barnett; Willie D. Davis;                                        2,050
                                                           Jeffrey A. Joerres; Richard F.
                                    Teerlink
                                                           2.0 Approval of PwC as independent      M        FOR        FOR
                                                           auditors for 2004
                                                           3.0 Ratification of the Long-Term       M        FOR        FOR
                                                           Performance Plan
                                                           4.0 Ratification of the Executive       M        FOR        FOR
                                                           Incentive Compensation Plan
                                                           5.0 Ratification of the 2003 Stock      M        FOR        FOR
                                                           Plan for Outside Directors
                                                           6.0 Approval of the 2001 Restricted     M        FOR        FOR
                                                           Stock Plan amendment

Costco Wholesale Corp          COST    22160K105   1/29/04 1.1 - 1.5 Vote on Directors:            M        FOR        FOR
                                                           Benjamin S. Carson; Hamilton E.                                     6,000
                                                           James; Jill S. Ruckelshaus; William
                                                           H. Gates, II; Daniel J. Evans
                                                           2.0 Proposal to elect directors         S        FOR      AGAINST
                                                           annually and not by class
                                                           3.0 Proposal to develop a policy        S      AGAINST    AGAINST
                                                           for land procurement
                                                           4.0 Ratification of selection of        M        FOR        FOR
                                                           independent auditors

Rockwell Automation, Inc        ROK    773903109   2/4/04  1.1 - 1.4 Vote on Directors: D.H.       M        FOR        FOR
                                                           Davis, Jr.; W.H. Gray, III; W.T.                                    3,200
                                                           McCormick, Jr.; K.D. Nosbusch
                                                           2.0 Approve the selection of            M        FOR        FOR
                                                           auditors
                                                           3.0 Approve the 2000 Long-Term          M        FOR        FOR
                                                           Incentives Plan, as amended

Rockwell Collins, Inc.          COL    774341101   2/10/04 1.1 - 1.2 Vote on Directors: D.R.       M        FOR        FOR
                                                           Beall; R.J. Ferris                                                  3,200
                                                           2.0 Selection of D&T as auditors        M        FOR        FOR
                                    for 2004

Schlumberger Limited            SLB    806857108   4/14/04 1.0 Election of 10 Directors: J.        M        FOR        FOR
                                                           Deutch; J.S. Gorelick; A. Gould; T.                                 2,100
                                                           Isaac; A. Lajous; A. Levy-Lang; D.
                                                           Primat; T. Sandvold; N. Seydoux;
                                                           L.G. Stuntz
                                                           2.0 Adoption & approval of              M        FOR        FOR
                                                           Financials & Dividends
                                                           3.0 Approval of adoption of the         M        FOR        FOR
                                                           2004 Stock & Deferral Plan for
                                                           Non-Employee Directors
                                                           4.0 Approval of auditors                M        FOR        FOR

Wachovia Corp                   WB     929903102   4/20/04 1. Elect Directors: Calss III:          M        FOR        FOR
                                                           James S. Balloun, John T. Casteen,                                  3,700
                                                           III; Joseph Neubauer; Lanty L.
                                                           Smith; Dona Davis Young
                                                           2. Ratify the appointment of KPMG       M        FOR        FOR
                                                           as 2004 audtiors
                                                           3. Stockholder proposal regarding       S      AGAINST    AGAINST
                                                           nominating directors
                                                           4. Stockholder proposal regarding       S      AGAINST    AGAINST
                                                           reporting political information
                                                           5. Stockholder proposal regarding       S      AGAINST    AGAINST
                                                           separating the offices of Chairman
                                                           and Chief Executive Officer

Southtrust Corp                SOTR    844730101   4/21/04 1.1 - 1.4 Election of Directors:        M        FOR        FOR
                                                           Carl F. Bailey; John M. Bradford;                                   5,000
                                                           William C. Hulsey; Wallace D.
                                                           Malone, Jr.
                                                           2. Ratification of Independent          M        FOR        FOR
                                                           Auditors
                                                           3. Ratification of Amended and          M        FOR        FOR
                                                           Restated Senior Officer Performance
                                                           Incentive Plan
                                                           4. Ratification of 2004 Long-Term       M        FOR        FOR
                                                           Incentive Plan

Johnson & Johnson               JNJ    478160104   4/22/04 1.1 - 1.12 Vote on Directors:           M        FOR        FOR
                                                           Gerard N. Burrow; Mary S. Coleman;                                  3,200
                                                           James G. Cullen; Robert J.
                                                           Darretta; M. Judah Folkman; Ann D.
                                                           Jordan; Arnold G. Langbo; Susan L.
                                                           Lindquist; Leo F. Mullin; Steven S
                                                           Reinemund; David Satcher; Henry B.
                                                           Schacht; William C. Weldon
                                                           2.0 Ratification of appointment of      M        FOR        FOR
                                                           PricewaterhouseCoopers as
                                                           Independent Auditors
                                                           3.0  Proposal on charitable             S      AGAINST    AGAINST
                                                           contributions

Lockheed Martin Corp            LK     539830109   4/22/04 1.01 - 1.14 Election of Directors:      M        FOR        FOR
                                                           E.C. "Pete" Aldridge, Jr.; Nolan D.                                 1,350
                                                           Archibald; Norman R. Augustine;
                                                           Marcus C. Bennett; Vance D.
                                                           Coffman; Gwendolyn S. King; Douglas
                                                           H. McCorkindale; Eugene F. Murphy;
                                                           Joseph W. Ralston; Frank Savage;
                                                           Anne Stevens; Robert J. Stevens;
                                                           James R. Ukropina; Douglas C.
                                                           Yearley
                                                           2. Ratification of Appointment of       M        FOR        FOR
                                                           Independent Auditors
                                                           3. Stockholder Proposal by Evelyn       S      AGAINST    AGAINST
                                                           Y. Davis
                                                           4. Stockholder Proposal by John         S      AGAINST    AGAINST
                                                           Chevedden
                                                           5. Stockholder Proposal by United       S      AGAINST    AGAINST
                                                           Association S&P 500 Index Fund
                                                           6. Stockholder Proposal by The          S      AGAINST    AGAINST
                                                           Sisters of Mercy and Other Groups

Kimberly-Clark Corp             KMB    494368103   4/29/04 1.01 - 1.04 Election of Directors:      M        FOR        FOR
                                                           Pastora San Juan Cafferty; Claudio                                  2,900
                                                           X. Gonzalez; Linda Johnson Rice;
                                                           Marc J. Shapiro
                                                           2. Approval of
                                                           Amendments to 2001 M
                                                           FOR FOR Equity
                                                           Participation Plan 3.
                                                           Approval of Audtiors
                                                           M FOR FOR 4.
                                                           Stockholder Proposal
                                                           Regarding S AGAINST
                                                           AGAINST the
                                                           Corporation's Amended
                                                           and Restated Rights
                                                           Agreement

Nicor Inc                       GAS    654086107   4/15/04 1.1 - 1.12 Election of Directors:       M        FOR        FOR
                                                           R.M. Beavers, Jr.; B.P. Bickner;                                    4,600
                                                           J.H. Birdsall, III; T.A. Donahoe;
                                                           T.L. Fisher; J.E.
                                                           Jones; D.J. Keller;
                                                           W.A. Osborn; J. Rau;
                                                           J.F. Riordan; R.M.
                                                           Strobel; P.A. Wier
                                                           2. Ratification of
                                                           Deloitte & M FOR FOR
                                                           Touche as independent
                                                           public
                                                           accountants in 2004
                                                           3. Shareholder
                                                           proposal concerning S
                                                           AGAINST AGAINST the
                                                           shareholder rights
                                                           plan

Merck & Co., Inc.               MRK    589331107   4/27/04 1.01 - 1.05 Election of Directors:      M        FOR        FOR
                                                           Peter C. Wendell; William G. Bowen;                                 2,780
                                                           William M. Daley; Thomas E. Shenk;
                                                           Wendell P. Weeks
                                                           2. Ratification of
                                                           the appointment M FOR
                                                           FOR of the Company's
                                                           independent
                                                           auditors for 2004
                                                           3. Proposal to amend the Restated       M        FOR        FOR
                                                           Certificate of Incorporation to
                                                           declassify the Board of Directors
                                                           4. Stockholder Proposal Conderning      S      AGAINST    AGAINST
                                                           Management Compensation
                                                           5. Stockholder Proposal Concerning      S      AGAINST    AGAINST
                                                           Extension of Perscription Drug
                                                           Patents
                                                           6. Stockholder Proposal Concerning      S      AGAINST    AGAINST
                                                           Ethical & Social Performance of the
                                                           Company
                                                           7. Stockholder Proposal Concerning      S      AGAINST    AGAINST
                                                           Use of Shareholder Resources for
                                                           Political Purposes
                                                           8. Stockholder ProposalConcerning a     S      AGAINST    AGAINST
                                                           Report Related to the Global
                                                           HIV/AIDS Pandemic

Hershey Foods Corp              HSY    427866108   4/28/04 1.01 - 1.09 Vote on Directors: J.A.     M        FOR        FOR
                                                           Boscia, R.H. Campbell, R.F.                                         1,500
                                                           Cavanaugh; G.P. Coughlan; H.
                                                           Edelman; B.G. Hill; R.H. Lenny;
                                                           M.J. McDonald; M.J. Toulantis
                                                           2. Approve
                                                           appointment of KPMG
                                                           as M FOR FOR auditors
                                                           for 2004

Torchmark Corp                  TMK    891027104   4/29/04 1.01 - 1.05 Election of Directors:      M        FOR        FOR
                                                           Charles E. Adair; Joseph M. Farley;                                 3,475
                                                           C.B. Hudson; Joseph L. Lanier, Jr.;
                                                           R.K. Richey
                                                           2. Ratification of auditors             M        FOR        FOR
                                                           3. Shareholder Proposal                 S      AGAINST    AGAINST
                                                           4. Shareholder Proposal                 S      AGAINST    AGAINST

SBC Communications Inc          SBC    78387G103   4/30/04 1.01 - 1.06 Election of Directors:      M        FOR        FOR
                                                           James E. Barnes; James A.                                           2,500
                                                           Henderson; John B. McCoy; S. Donley
                                                           Ritchey; Joyce M. Roche; Patricia
                                                           P. Upton
                                                           2. Appointment of Independent           M        FOR        FOR
                                                           Auditors
                                                           3. Approve and Amendement to SBC's      M        FOR        FOR
                                                           Bylaws
                                                           4. Stockholder Proposal A               S      AGAINST    AGAINST
                                                           5. Stockholder Proposal B               S      AGAINST    AGAINST

Motorola                        MOT    620076109   5/3/04  1.01 - 1.11 Election of Directors:      M        FOR        FOR
                                                           E. Zander; H.L. Fuller; J. Lewent;                                  9,500
                                                           W. Massey; N. Negroponte; I. Nooyi;
                                                           J. Pepper, Jr.; S. Scott III; D.
                                                           Warner III; J. White; M. Zafirovski
                                                           2. Shareholder
                                                           proposal re: S
                                                           AGAINST AGAINST
                                                           Commonsense Executive
                                                           Compensation 3.
                                                           Shareholder proposal
                                                           re: S AGAINST AGAINST
                                                           Performance &
                                                           Time-based Restricted
                                                           Shares

Gannett Co., Inc.               GCI    364730101   5/4/04  1.01 - 1.03 Election of Directors:      M        FOR        FOR
                                                           James A. Johnson; Douglas H.                                        2,100
                                                           McCorkindale; Stephen P. Munn
                                                           2. Proposal to Ratify                   M        FOR        FOR
                                                           PricewaterhouseCoopers as the
                                                           Company's Auditors
                                                           3. Proposal to Amend 2001 Omnibus       M        FOR        FOR
                                                           Incentive Compensation Plan
                                                           4. Shareholder Proposal concerning      S      AGAINST    AGAINST
                                                           Executive Compensation

Leggett & Platt Inc             LEG    524660107   5/5/04  1.01 - 1.10 Election of Directors:      M        FOR        FOR
                                                           Raymond F. Bentele; Ralph W. Clark;                                 4,500
                                                           Harry M. Cornell, Jr.; Robert Ted
                                                           Enloe, III; Richard T. Fisher; Karl
                                                           G. Glassman; David S. Haffner; Judy
                                                           C. Odorn; Maurice E. Purnell, Jr.;
                                                           Felix E. Wright
                                                           2. Ratification of M
                                                           FOR FOR
                                                           PricewaterhouseCoopers
                                                           as auditors
                                    for 2004
                                                           3. Approval of
                                                           amendment to 1989 M
                                                           FOR FOR Discount
                                                           Stock Plan to
                                                           authorize additional
                                                           4 million shares 4.
                                                           Approval of 2004 Key
                                                           Officers M FOR FOR
                                                           Incentive Plan

Sunoco                          SUN    86764P109   5/6/04  1.01 - 1.12 Election of Board of        M        FOR        FOR
                                                           Directors: R.J. Darnall; J.G.                                       3,330
                                                           Drosdick; U.F. Fairbairn; T.P.
                                                           Gerrity; R.B. Greco; J.G. Kaiser;
                                                           R.D. Kennedy; R.H. Lenny; N.S.
                                                           Matthews; R.A. Pew; G.J. Ratcliffe;
                                                           J.W. Rowe; J.K. Wulff
                                                           2. Ratification of
                                                           the appointment M FOR
                                                           FOR of Ernst & Young
                                                           as independent
                                                           auditors for 2004

Newell Rubbermaid Inc           NWL    651229106   5/12/04 1.01 - 1.04 Election of Class II        M        FOR        FOR
                                                           Directors: Scott S. Cowen; Cynthia                                  5,900
                                                           A. Montgomery; Allan P. Newell;
                                                           Gordon R. Sullivan
                                                           2. Ratification of
                                                           appointment of M FOR
                                                           FOR Ernst & Young as
                                                           auditors

Duke Energy Corp                DUK    264399106   5/13/04 1.01 - 1.04 Election of Class I         M        FOR        FOR
                                                           Directors: Paul M. Anderson; Ann M.                                 5,000
                                                           Gray; Michael E.J. Phelps; James T.
                                                           Rhodes
                                                           2. Ratification of Deloitte &           M        FOR        FOR
                                                           Touche as auditors
                                                           3. Shareholder proposal relating to     S        FOR      AGAINST
                                                           declassification of Board of
                                                           Directors

Lincoln National Corp           LNC    534187109   5/13/04 1.01 - 1.04 Election of Directors       M        FOR        FOR
                                                           w/ terms expiring 2007: William J.                                  3,800
                                                           Avery; Jon A. Boscia; Eric G.
                                                           Johnson; Glenn F. Tilton
                                                           2. Approve Deferred
                                                           Compensation M FOR
                                                           FOR Plan for
                                                           Non-Employee
                                                           Directors

Maytag Corp                     MYG    578592107   5/13/04 1.01 - 1.04 Election of Directors:      M        FOR        FOR
                                                           Wayland R. Hicks; James A.                                          5,900
                                                           McCaslin; W. Ann Reynolds; Fred G.
                                                           Steingraber
                                                           2. Ratification of Ernst & Young as     M        FOR        FOR
                                                           2004 auditors
                                                           3. Approval of amended and restated     M        FOR        FOR
                                                           Employee Disount Stock Purchase Plan
                                                           4. Approval to repeal Article           M        FOR        FOR
                                                           Eleventh of Restated Cerificate of
                                                           Incorporation
                                                           5. Stockholder proposal concerning      S        FOR      AGAINST
                                                           classification of the Board
                                                           6. Stockholder proposal concerning      S      AGAINST    AGAINST
                                                           adoption of "poison pill" provisions

Sears, Roebuck and Co.           S     812387108   5/13/04 1.01 - 1.04 Election of Directors:      M        FOR        FOR
                                                           William L. Bax; Donald J. Carty;                                    3,050
                                                           Alan J. Lacy; Hugh B. Price
                                                           2. Appointment of Deloitte & Touche     M        FOR        FOR
                                                           as auditors for 2004
                                                           3. Shareholder
                                                           proposal regarding S
                                                           FOR AGAINST
                                                           classified board 4.
                                                           Shareholder proposal
                                                           regarding S AGAINST
                                                           AGAINST poison pills
                                                           5. Shareholder
                                                           proposal regarding S
                                                           AGAINST AGAINST
                                                           majority vote
                                                           shareholder committee

Transocean Inc                  RIG    G90078109   5/13/04 1.01 - 1.04 Election of Directors:      M        FOR        FOR
                                                           Robert L. Long; Martin B. McNamara;                                 2,200
                                                           Robert M. Sprague; J. Michael
                                                           Talbert
                                                           2. Approval of amendment of             M        FOR        FOR
                                                           Long-Term Incentive Plan
                                                           3. Approval of appointment of Ernst     M        FOR        FOR
                                                           & Young as auditors

Vulcan Materials Co             VMC    929160109   5/14/04 1.01 - 1.04 Election of Directors:      M        FOR        FOR
                                                           Orin R. Smith; Douglas J. McGregor;                                 3,500
                                                           Donald B. Rice; Vincent J. Trosino
                                                           2. Approval of restricted stock         M        FOR        FOR
                                                           plan for nonemployee directors
                                                           3. Ratification of Deloitte &           M        FOR        FOR
                                                           Touche as 2004 auditors

Consolidated Edison, Inc        ED     209115104   5/17/04 1.01 - 1.11 Election of Directors:      M        FOR        FOR
                                                           V.A. Calarco; G. Campbell, Jr.;                                     4,300
                                                           G.J. Davis; M.J. Del Giudice; J.S.
                                                           Freilich; E.V. Futter; S.
                                                           Hernandez-Pinero; P.W. Likins; E.R.
                                                           McGrath; F.V. Salerno; S.R. Volk
                                                           2. Ratification of appointment of       M        FOR        FOR
                                                           independent accountants
                                                           3. Approval of Stock Purchase Plan      M        FOR        FOR
                                                           4. Additional
                                                           compensation S
                                                           AGAINST AGAINST
                                                           information

Allstate Corp                   ALL    020002101   5/18/04 1.01 - 1.12 Election of Directors:      M        FOR        FOR
                                                           F. Duane Ackerman; James G.                                         4,100
                                                           Andress; Edward A. Brennan; W.
                                                           James Farrell; Jack M. Greenberg;
                                                           Ronald T. LeMay; Edward M. Liddy;
                                                           J. Christopher Reyes; H. John
                                                           Riley, Jr.; Joshua I. Smith; Judith
                                                           A. Sprieser; Mary Alice Taylor
                                                           2. Appointment of Deloitte & Touche     M        FOR        FOR
                                                           as 2004 auditors
                                                           3. Approval of Material Terms of        M        FOR        FOR
                                                           Annual Covered Employee Incentive
                                                           Compensation Plan
                                                           4. Approval of Material Terms of        M        FOR        FOR
                                                           Long-Term Executive Incentive
                                                           Compensation Plan
                                                           5. Provide cumulative voting for        S      AGAINST    AGAINST
                                                           Board of Directors

Intel Corp                     INTC    458140100   5/19/04 1.01 - 1.11 Election of Directors:      M        FOR        FOR
                                                           Craig R. Barrett; Charlene                                          4,400
                                                           Barshefsky; E. John P. Browne;
                                                           Andrew S. Grove; D. James Guzy;
                                                           Reed E. Hundt; Paul S. Otellini;
                                                           David S. Pottruck; Jane E. Shaw;
                                                           John L. Thornton; David B. Yoffie
                                                           2. Ratification of Selection of         M        FOR        FOR
                                                           independent auditors
                                                           3. Approval of 2004 Equity              M        FOR        FOR
                                                           Incentive Plan
                                                           4. Stockholder Proposal Requesting      S      AGAINST    AGAINST
                                                           the Expensing of Stock Options
                                                           5. Stockholder proposal requesting      S      AGAINST    AGAINST
                                                           the use of performance-vesting stock
                                                           6. Stockholder proposal requesting      S      AGAINST    AGAINST
                                                           the use of performance-based stock
                                                           options

Liz Claiborne Inc               LIZ    539320101   5/20/04 1.1 - 1.4 Election of Directors:        M        FOR        FOR
                                                           Raul J. Fernandex; Mary Kay Haben;                                  3,900
                                                           Kenneth P. Kopelman; Arthur C.
                                    Martienz
                                                           2. Ratification of
                                                           Deloitte & M FOR FOR
                                                           Touche as 2004
                                                           auditors

The Hartford Financial          HIG    416515104   5/20/04 1.01 - 1.11 Election of Directors:      M        FOR        FOR
Services Group, Inc.                                       Ramani Ayer; Ronald E. Ferguson;                                    2,600
                                                           Edward J. Kelly, III; Paul G. Kirk,
                                                           Jr.; Thomas M. Marra; Gail J.
                                                           McGovern; Robert W. Selander;
                                                           Charles B. Strauss; H. Patrick
                                                           Swygert; Gordon I. Ulmer; David K.
                                                           Zwiener
                                                           2. Ratifitcation of appointment of      M        FOR        FOR
                                                           Deloitte & Touche as auditors
                                                           3. Proposal by
                                                           shareholder relating
                                                           S AGAINST AGAINST to
                                                           executive
                                                           compensation

Xerox Corp                      XRX    984121103   5/20/04 1.01 - 1.11 Election of Directors:      M        FOR        FOR    10,000
                                                           Glenn A. Britt; Richard J.
                                                           Harrington; William Curt Hunter;
                                                           Vernon E. Jordan, Jr.; Hilmar
                                                           Kopper; Ralph S. Larsen; Anne M.
                                                           Mulcahy; N.J. Nicholas, Jr.; John
                                                           E. Pepper; Ann N. Reese; Stephen
                                                           Robert
                                                           2. Ratification of
                                                           auditors M FOR FOR 3.
                                                           Adopt 2004
                                                           Performance Incentive
                                                           M FOR FOR Plan 4.
                                                           Adopt 2004 Equity
                                                           Compensation M FOR
                                                           FOR Plan for
                                                           Non-Employee
                                                           Directors

Constellation Energy Group,     CEG    210371100   5/21/04 1.1 - 1.4 Election of Class II          M        FOR        FOR
Inc.                                                       Directors: James T. Brady; James R.                                 3,500
                                                           Curtiss; Edward J. Kelly, III;
                                                           Rovert J. Lawless
                                                           2. Ratification of PwC as 2004          M        FOR        FOR
                                                           auditors

Time Warner Inc                 TWX    887317105   5/21/04 1.1 - 1.13 Election of Directors:       M        FOR        FOR    10,220
                                                           James L. Barksdale; Stephen F.
                                                           Bollenbach; Stephen M. Case; Frank
                                                           J. Caufield; Robert C. Clark; Miles
                                                           R. Gilburne; Carla A. Hills; Reuben
                                                           Mark; Michael A. Miles; Kenneth J.
                                                           Novack; Richard D. Parsons; R.E.
                                                           Turner; Francis T. Vincent, Jr.
                                                           2. Ratification of
                                                           auditors M FOR FOR 3.
                                                           Stockholder proposal
                                                           regarding S AGAINST
                                                           AGAINST China
                                                           business principles
                                                           4. Stockholder
                                                           proposal regarding S
                                                           AGAINST AGAINST
                                                           report on pay
                                                           disparity

Bank One Corp                   ONE    06423A103   5/25/04 1. Merger Proposal                      M        FOR        FOR
                                                                                                                               3,200
                                                           2.01 - 2.12 Election of Directors:      M        FOR        FOR
                                                           Bryan; Burke; Crown; Dimon; Fay;
                                                           Jackson; Kessler; Lipp; Manoogian;
                                                           Novak; Rogers; Stratton
                                                           3. Ratification of appointment of       M        FOR        FOR
                                                           independent auditors

Exxon Mobil                     XOM    30231G102   5/26/04 1.1 - 1.11 Election of Directors:       M        FOR        FOR
                                                           M.J. Boskin; J.R. Houghton; W.R.                                    2,424
                                                           Howell; R.C. King; P.E. Lippincott;
                                                           H.J. Longwell; H.A. McKinnell, Jr.;
                                                           M.C. Nelson; L.R. Raymong; W.V.
                                                           Shipley; R.W. Tillerson
                                                           2 Ratification of auditors              M        FOR        FOR
                                                           3. Approval of 2004 Non-Employee        M        FOR        FOR
                                                           Director Restricted Stock Plan
                                                           4. Political Contributions              S      AGAINST    AGAINST
                                                           5. Political Contributions Report       S      AGAINST    AGAINST
                                                           6. Media response on Equatorial         S      AGAINST    AGAINST
                                                           Guinea
                                                           7. Board Chairman and CEO               S      AGAINST    AGAINST
                                                           8. Executive compensation               S      AGAINST    AGAINST
                                                           9. Equity compensation report           S      AGAINST    AGAINST
                                                           10. Amendment of EEO policy             S      AGAINST    AGAINST
                                                           11. Climate science report              S      AGAINST    AGAINST

Regions Financial Corp          RF     758940100   6/8/04  1. Adopt agreement and plan of          M        FOR        FOR
                                                           merger
                                                           2.01 - 2.04 Election of Directors:      M        FOR        FOR
                                                           Margaret H. Greene; Carl E. Jones,
                                                           Jr.; Susan W. Matlock; John H.
                                                           Watson
                                                           3. Ratify the appointment of Ernst      M        FOR        FOR
                                                           & Young
                                                           4. Adjourn the Regions annual           M        FOR        FOR
                                                           meeting, if necessary or
                                                           appropriate, to solicit additional
                                                           proxies
                                                           5. Proposal regarding the required      S      AGAINST    AGAINST
                                                           stockholder vote for election of
                                                           directors

                                                   6/10/04 1.01 - 1.03 Election of 3 Directors
                                                           to Class III: Pamela G. Bailey;
Albertsons                      ABS    013104104           Teresa Beck; Beth M. Pritchard          M        FOR        FOR     4,400
                                                           2. Ratification of appointment of
                                                           auditors                                M        FOR        FOR
                                                           3. Approval of 2004
Equity &
                                                           Performance Incentive Plan              M        FOR        FOR
                                                           4. Proposal regarding majority vote
                                                           for director elections                  S      AGAINST    AGAINST
                                                           5. Proposal regarding simple
                                                           majority voting                         S        FOR      AGAINST
                                                           6. Proposal regarding executive
                                                           severance agreements                    S      AGAINST    AGAINST
                                                           7. Proposal regarding classified
                                                           board                                   S        FOR      AGAINST

                                                   6/29/04 1. Presentation of the Business
Adecco S.A.                     ADO    006754105           Report 2003                                    NON-VOTING           8,000
                                                           2. Presentation of the Reports of
                                                           the Auditors                                   NON-VOTING
                                                           3. Approval of Business Report 2003     M        FOR        FOR
                                                           4. Appropriation of Retained
                                                           Earnings                                M        FOR        FOR
                                                           5. Granting Discharge to the
                                                           Members of the Board of Directors       M      AGAINST      FOR
                                                           6.1 Elect Board of Directors: 1.
                                                           Phillppe Foriel-Destezet, 2.
                                                           Philippe Marcel, 3. Jakob Baer, 4.
                                                           Jurgen Dormann, 5. Klaus J. Jacobs,
                                                           6. Francis Mer, 7. Thomas O'Neill,
                                                           8. David Prince, 9. Peter Ueberoth      M        FOR        FOR
                                                           6.2 Elect Auditors: 1. Statutory
                                                           auditors and group auditors, 2.
                                                           Special auditor                         M        FOR        FOR
                                                           7. Proposal to abolish 5%
                                                           restriction of
                                                           transferability/registrating and
                                                           connected provisions in Art. 4          M        FOR        FOR



                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwood Village, State of Colorado, on this 25th day of August, 2004.


                                GREAT-WEST VARIABLE ANNUITY ACCOUNT A
                                (Registrant)



                                By:   /s/ William T. McCallum
                                    ------------------------------
                                    William T. McCallum
                                    Chairman of the Committee